Employee Benefits, Net Periodic Benefit Cost and Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	$ 510	$ 40	$ 434
Amortization of net actuarial gain (loss)	(152)	(141)	(127)
Total recognized in other comprehensive income	244	(93)	181
Pension benefits qualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	14	11	11
Interest cost	325	419	392
Expected return on plan assets	(603)	(567)	(641)
Amortization of net actuarial loss (gain)	157	148	131
Amortization of prior service credit	0	0	0
Settlement loss	121	0	134
Net periodic benefit cost	14	11	27
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	517	38	445
Amortization of net actuarial gain (loss)	(157)	(148)	(131)
Prior service cost	0	0	1
Amortization of prior service credit	0	0	0
Settlement	(121)	0	(134)
Total recognized in other comprehensive income	239	(110)	181
Total recognized in net periodic benefit cost and other comprehensive income	253	(99)	208
Pension benefits nonqualified [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	16	22	21
Expected return on plan assets	0	0	0
Amortization of net actuarial loss (gain)	14	10	14
Amortization of prior service credit	0	0	0
Settlement loss	3	2	2
Net periodic benefit cost	33	34	37
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	25	49	(27)
Amortization of net actuarial gain (loss)	(14)	(10)	(14)
Prior service cost	0	0	0
Amortization of prior service credit	0	0	0
Settlement	(3)	(2)	(2)
Total recognized in other comprehensive income	8	37	(43)
Total recognized in net periodic benefit cost and other comprehensive income	41	71	(6)
Other benefits [Member]
Components of net periodic benefit cost [Abstract]
Service cost	0	0	0
Interest cost	16	23	21
Expected return on plan assets	(21)	(28)	(31)
Amortization of net actuarial loss (gain)	(19)	(17)	(18)
Amortization of prior service credit	(10)	(10)	(10)
Settlement loss	0	0	0
Net periodic benefit cost	(34)	(32)	(38)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	(32)	(47)	15
Amortization of net actuarial gain (loss)	19	17	18
Prior service cost	0	0	0
Amortization of prior service credit	10	10	10
Settlement	0	0	0
Total recognized in other comprehensive income	(3)	(20)	43
Total recognized in net periodic benefit cost and other comprehensive income	$ (37)	$ (52)	$ 5